SHAREHOLDERS' EQUITY - Ordinary Shares (Details) - USD ($)				1 Months Ended
	Aug. 20, 2020	Jan. 04, 2019	Dec. 26, 2018	Dec. 26, 2018	Jun. 30, 2021	Dec. 31, 2020	Jan. 26, 2018
Common stock, shares authorized					50,000,000	50,000,000
Common stock par value, per share					$ 0.001	$ 0.001
Common stock, shares issued					11,675,216	11,675,216
Common stock, shares, outstanding					11,675,216	11,675,216
Underwriter Warrants
Warrants issued		126,082
IPO
Public offering price			$ 5	$ 5
Gross proceeds				$ 6,207,295
Cost related to sold of ordinary shares			$ 2,103,816	$ 2,103,816
IPO | Network 1 Financial Securities, Inc.
Ordinary shares sold (in shares)		19,361	1,241,459	1,241,459
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
Percentage of public offering price as warrants exercise price				125.00%
Public offering price			$ 5	$ 5
Percentage of total number of ordinary shares sold as warrants granted				10.00%
Closing term of underwriters warrants non-exercisable			6 months
Warrants expiration period			5 years	5 years
Period for registration rights				5 years
Second closing of IPO
Ordinary shares sold (in shares)		19,361
Share Price		$ 5
Gross proceeds		$ 96,805
Payments of Stock Issuance Costs		$ 26,399
Security Purchase Agreement
Common stock, shares authorized	34,396
Common stock par value, per share	$ 3.3
Gross proceeds	$ 113,507
MDJCC Limited ("MDJH Hong Kong")
Common stock, shares issued							10,380,000